Organization and Principal Activities - Subsidiaries (Details)	12 Months Ended
Dec. 31, 2023
Shanghai Juxiang Investment Management Consulting Co., Ltd. ("Shanghai Juxiang")
Subsidiaries
Date of Incorporation/acquisition	Jul. 16, 2013
Percentage of Ownership	100.00%
Baoyi Investment Consulting (Shanghai) Co., Ltd. ("Baoyi")
Subsidiaries
Date of Incorporation/acquisition	Jul. 16, 2015
Percentage of Ownership	100.00%
Jupai HongKong Investment Limited ("Jupai Hong Kong")
Subsidiaries
Date of Incorporation/acquisition	Aug. 21, 2012
Percentage of Ownership	100.00%
Shanghai Yidexin Equity Investment Management Co., Ltd ("Yidexin") | Shanghai Yedu's
Subsidiaries
Date of Incorporation/acquisition	Jul. 16, 2015
Percentage of Ownership	100.00%